UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00042

DWS Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  5/31

Date of reporting period: 8/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2011 (Unaudited)

DWS Floating Rate Plus Fund
(Effective October 1, 2011 the Fund was renamed DWS Floating Rate Fund)
	Principal Amount ($)	Value ($)
Loan Participations and Assignments 90.1%
Senior Loans **
Consumer Discretionary 28.6%
AMC Networks, Inc., Term Loan B, 4.0%, 12/31/2018	5,000,000	4,850,000
Atlantic Broadband Finance LLC, Term Loan B, 4.0%, 3/8/2016	3,264,534	3,109,468
Autoparts Holdings Ltd., First Lien Term Loan, 6.5%, 7/28/2017	1,500,000	1,479,375
Bass Pro Group LLC, Term Loan, 5.25%, 6/13/2017	22,500,000	21,301,875
Bombardier Recreational Products, Inc., Term Loan, 2.75%, 6/28/2013	27,742,732	26,112,846
Buffets, Inc., Letter of Credit, First Lien, 7.496%, 4/22/2015	77,467	46,093
Burger King Corp., Term Loan B, 4.5%, 10/19/2016	10,923,741	10,411,690
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25%, 2/23/2017	13,181,250	12,502,416
Caesars Entertainment Operating Co., Term Loan B1, 3.253%, 1/28/2015	14,000,000	12,131,910
Capital Automotive LP, Term Loan B, 5.0%, 3/10/2017	22,521,470	21,170,182
Carmike Cinemas, Inc., Term Loan B, 5.5%, 1/27/2016	5,371,646	5,072,875
Cenveo Corp., Term Loan B, 6.25%, 12/21/2016	7,960,000	7,681,400
Cequel Communications LLC, Term Loan, 2.205%, 11/5/2013	992,188	951,567
Charter Communications Operating LLC:
Term Loan, 2.23%, 3/6/2014	19,622	19,166
Term Loan, 3.5%, 9/6/2016	10,570,902	10,127,294
Chrysler Group LLC, Term Loan, 6.0%, 5/24/2017	4,000,000	3,608,000
Cinedigm Digital Funding I LLC, Term Loan, 5.25%, 4/29/2016	6,166,881	5,935,622
Claire's Stores, Inc., Term Loan B, 2.996%, 5/29/2014	2,861,037	2,504,595
Clear Channel Communications, Inc., Term Loan B, 3.871%, 1/28/2016	17,352,456	13,084,880
Collective Brands Finance, Inc., Term Loan A, 2.96%, 8/18/2014	700,658	662,998
Crown Media Holdings, Inc., Term loan B, 5.75%, 7/14/2018	7,000,000	6,790,000
Cumulus Media, Inc.:
Term Loan, 6.75%, 8/30/2018	21,000,000	19,792,500
Second Lien Term Loan, 8.25%, 2/11/2019	2,500,000	2,412,500
Denny's, Inc., Term Loan B, 5.25%, 9/30/2016	1,720,000	1,671,986
DineEquity, Inc., Term Loan B, 4.25%, 10/19/2017	3,816,734	3,689,828
Golden Nugget, Inc.:
Term Delay Draw, 3.19%, 6/30/2014	1,089,117	935,279
Term Loan B, 3.23%, 6/30/2014	1,913,271	1,643,022
Gray Television, Inc., Term Loan B, 3.71%, 12/31/2014	10,924,852	10,093,744
Gymboree Corp., Term Loan, 5.0%, 2/23/2018	20,397,475	18,264,307
Harbor Freight Tools USA, Inc., First Lien Term Loan, 6.5%, 12/22/2017	12,935,000	12,757,144
Harron Communications Corp., Term Loan B, 5.25%, 10/6/2017	11,457,500	11,056,487
Hubbard Radio LLC:
Term Loan B, 5.25%, 4/28/2017	3,500,000	3,351,250
Second Lien Term Loan, 8.75%, 4/30/2018	4,000,000	3,880,000
IMG Worldwide, Inc., Term Loan B, 5.5%, 6/16/2016	1,000,000	930,000
Isle of Capri Casinos, Inc., Term Loan B, 4.75%, 11/1/2013	2,945,025	2,841,949
J Crew Operating Corp., Term Loan B, 4.75%, 3/7/2018	24,937,500	22,350,359
Jo-Ann Stores, Inc., Term Loan, 4.75%, 3/16/2018	24,937,500	23,441,250
JRD Holdings, Inc., Term Loan, 2.44%, 7/2/2014	434,375	413,017
Kalispel Tribal Economic Authority, Term Loan B, 7.5%, 2/22/2017	9,500,000	8,787,500
Kasima LLC, Term Loan B, 5.0%, 3/28/2017	6,483,750	6,289,237
Landry's Restaurants, Inc., Term Loan A, 6.25%, 12/1/2014	9,865,413	9,680,436

Las Vegas Sands LLC:
Term Loan B, 1.72%, 5/23/2014	3,969,867	3,681,337
Term Delay Draw, 2.72%, 11/23/2016	1,544,236	1,439,228
Term Loan B, 2.72%, 11/23/2016	8,325,658	7,759,513
Leslie's Poolmart, Inc., Term Loan B, 4.5%, 11/21/2016	2,985,000	2,820,825
Live Nation Entertainment, Inc., Term Loan B, 4.5%, 11/7/2016	3,989,899	3,813,665
Local TV Finance LLC, Term Loan B, 2.23%, 5/7/2013	2,855,058	2,598,103
LodgeNet Entertainment Corp., Term Loan, 6.5%, 4/4/2014	5,025,772	4,477,963
Mediacom Broadband LLC, Term Loan F, 4.5%, 10/23/2017	4,950,000	4,690,125
Mediacom Illinois LLC, Term Loan D, 5.5%, 3/31/2017	1,473,750	1,416,642
Mediacom LLC, Term Loan E, 4.5%, 10/23/2017	4,974,874	4,657,726
Merrill Communications LLC:
Term Loan, 7.5%, 12/24/2012	5,360,547	5,226,534
Second Lien Term Loan, 12.75%, 11/15/2013	9,357,301	9,029,796
Michaels Stores, Inc., Term Loan B2, 4.75%, 7/31/2016	3,240,158	3,066,809
National Bedding Co., LLC:
First Lien Term Loan, 3.75%, 11/28/2013	2,309,421	2,257,459
Second Lien Term Loan, 5.313%, 2/28/2014	19,559,074	17,896,552
Nebraska Book Co., Inc., Debtor in Possession Term Loan B, 7.25%, 7/27/2012	2,000,000	1,995,000
Neiman Marcus Group, Inc., Term Loan, 4.75%, 5/16/2018	21,000,000	19,635,000
Network Communications, Inc., Term Loan, 5.5%, 11/29/2013	831,980	578,226
Oceania Cruises, Inc., Term Loan B, 5.0%, 4/27/2015	16,628,690	15,464,682
Oriental Trading Co., Inc., Term Loan B, 7.0%, 2/10/2017	7,413,068	7,098,013
OSI Restaurant Partners LLC:
Term Loan, 2.499%, 6/14/2013	1,408,927	1,304,511
Term Loan B, 2.563%, 6/14/2014	14,651,993	13,566,134
Petco Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017	12,840,000	12,133,800
Pilot Travel Centers LLC, Term Loan B, 4.25%, 3/30/2018	3,000,000	2,927,505
PostMedia Network, Inc., Term Loan C, 6.25%, 7/13/2016	7,872,014	7,524,347
Quad/Graphics, Inc., Term Loan B, 4.0%, 7/26/2018	4,000,000	3,802,500
Quebecor Media, Inc., Term Loan B, 2.249%, 1/17/2013	983,933	957,494
Raycom TV Broadcasting, Inc., Term Loan B, 4.5%, 5/31/2017	5,000,000	4,737,500
Remy International, Inc., Term Loan B, 6.25%, 12/16/2016	7,462,500	7,219,969
Sagittarius Restaurants LLC, Term Loan B, 7.5%, 5/18/2015	2,712,500	2,580,266
San Juan Cable Holdings LLC:
Term Loan B, 6.0%, 6/9/2017	4,200,000	4,063,500
Second Lien Term Loan, 10.0%, 6/8/2018	1,000,000	965,000
Six Flags Theme Parks, Inc., Term Loan B, 5.25%, 6/30/2016	4,000,000	3,933,340
Springs Windows Fashions LLC:
Term Loan B, 6.0%, 5/31/2017	6,000,000	5,795,010
Second Lien Term Loan, 11.25%, 5/27/2018	1,000,000	981,250
SRAM LLC, Term Loan B, 4.75%, 6/7/2018	2,000,000	1,925,000
Summit Entertainment LLC, Term Loan, 7.5%, 9/7/2016	5,335,109	5,121,704
SuperMedia, Inc., Term Loan, 11.0%, 12/31/2015	335,743	166,402
Tenneco, Inc., Term Loan B, 4.746%, 6/3/2016	1,485,000	1,464,589
Toys "R" Us-Delaware, Inc., Term Loan, 6.0%, 9/1/2016	13,870,188	13,093,458
Travelport LLC:
Term Delay Draw, 4.746%, 8/21/2015	3,601,819	3,268,669
Term Loan B, 4.746%, 8/21/2015	2,893,832	2,626,167
Term Loan S, 4.746%, 8/21/2015	697,648	633,119
Tribune Co., Term Loan B, LIBOR Plus 3.0%, 6/4/2014 *	987,500	596,613
UCI International, Inc., Term Loan B, 5.5%, 7/26/2017	995,000	973,548
Univision Communications, Inc., Term Loan, 4.471%, 3/31/2017	22,966,492	19,877,498
Visant Holding Corp., Term Loan B, 5.25%, 12/22/2016	23,396,216	21,399,232
Wendy's/Arby's Restaurant LLC, Term Loan B, 5.0%, 5/24/2017	1,881,004	1,862,194
YB (USA) LLC, Term Loan B1, 3.971%, 7/31/2014	5,321,592	1,761,128

		600,700,692
Consumer Staples 8.2%
American Seafoods Group LLC, Term Loan B, 4.25%, 3/8/2018	12,420,686	11,520,187
Darling International, Inc., Term Loan, 5.0%, 12/16/2016	400,000	397,500
Dean Foods Co.:
Term Loan B1, 3.25%, 4/2/2016	2,970,000	2,774,485
Term Loan B2, 3.48%, 4/2/2017	2,984,925	2,839,410
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018	10,500,000	9,959,250
Fairway Group Acquisition Co., Term Loan A, 7.5%, 3/3/2017	10,972,500	10,295,881
Focus Brands, Inc., Term Loan B, 5.25%, 11/4/2016	1,121,324	1,084,881
Great Atlantic & Pacific Tea Co., Debtor in Possession Term Loan, 8.75%, 6/15/2012	3,000,000	3,003,750
JBS USA Holdings, Inc., Term Loan, 4.25%, 5/25/2018	3,500,000	3,351,250
NBTY, Inc., Term Loan B, 4.25%, 10/2/2017	10,939,950	10,570,727
Pierre Foods, Inc., First Lien Term Loan, 7.0%, 9/30/2016	17,884,900	17,404,332
Pinnacle Foods Holdings Corp.:
Term Loan B, 2.691%, 4/2/2014	17,774,626	16,759,962
Term Loan D, 6.0%, 4/2/2014	416,227	412,237
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016	8,500,000	8,351,250
Smart & Final Stores Corp., Term Loan B2, 5.004%, 5/31/2016	3,885,077	3,729,674
SUPERVALU, Inc., Term Loan B3, 4.5%, 4/28/2018	15,960,000	14,956,754
US Foodservice, Inc.:
Term Loan B, 2.72%, 7/3/2014	19,282,800	17,483,040
Term Loan B, 5.75%, 3/31/2017	498,750	467,578
Volume Services America, Inc.:
Term Loan A, 10.0%, 9/16/2015	5,325,000	5,271,750
Term Loan B, 10.5%, 9/16/2016	3,477,481	3,367,367
Windsor Quality Food Co., Ltd., Term Loan B, 5.0%, 2/16/2017	16,649,068	15,941,482
Wm. Bolthouse Farms, Inc.:
First Lien Term Loan, 5.5%, 2/11/2016	924,175	903,381
Second Lien Term Loan, 9.5%, 8/11/2016	12,010,000	11,844,923

		172,691,051
Energy 4.4%
Big West Oil LLC, Term Loan, 7.0%, 3/31/2016	6,315,789	6,300,000
CCS Corp., Term Loan B, 3.246%, 11/14/2014	21,834,680	19,542,148
Frac Tech International LLC, Term Loan B, 6.25%, 5/6/2016	16,578,094	16,011,703
Hercules Offshore LLC, Term Loan B, 7.5%, 7/11/2013	18,000,000	17,196,930
Sheridan Production Partners I LLC:
Term Loan, 6.5%, 4/20/2017	8,941,205	8,684,145
Term Loan 1-A, 6.5%, 4/20/2017	1,184,783	1,150,720
Term Loan 1-M, 6.5%, 4/20/2017	723,672	702,867
Western Refining, Inc., Term Loan B, 7.5%, 3/15/2017	23,785,698	23,572,697

		93,161,210
Financials 7.8%
AmWINS Group, Inc., First Lien Term Loan, 6.5%, 6/8/2013	2,895,410	2,634,823
AWAS Finance Luxembourg SARL, Term Loan B, 5.25%, 6/10/2016	3,420,000	3,313,125
Asurion Corp.:
First Lien Term Loan, 5.5%, 5/24/2018	14,320,040	13,468,499
Second Lien Term Loan, 9.0%, 5/24/2019	9,600,000	9,264,000
BNY ConvergEx Group LLC:
Term Loan, 5.25%, 12/19/2016	10,292,696	10,112,574
Second Lien Term Loan, 8.75%, 12/18/2017	2,958,810	2,951,713
Brand Energy & Infrastructure Services, Inc.:
Letter of Credit, 0.125%, 2/7/2014	2,709,849	2,486,287
Term Loan B2, 3.625%, 2/7/2014	4,785,407	4,442,460
CNO Financial Group, Inc., Term Loan B, 6.25%, 9/30/2016	10,675,942	10,502,459
Delos Aircraft, Inc., Term Loan B2, 7.0%, 3/17/2016	846,154	844,741
Evergreen Tank Solutions, Inc., Second Lien Term Loan, 4.025%, 4/4/2014	6,582,898	6,039,809
International Lease Finance Corp., Term Loan B1, 6.75%, 3/17/2015	3,153,846	3,169,615
Istar Financial, Inc.:
Term Loan A1, 5.0%, 6/28/2013	2,284,259	2,233,823
Term Loan A2, 7.0%, 6/30/2014	18,500,000	17,945,000
LNR Property Corp., Term Loan B, 4.75%, 4/29/2016	13,000,000	12,571,000
N.E.W. Holdings I LLC, Term Loan, 6.0%, 3/23/2016	10,141,791	9,643,119
NDS Finance Ltd., Term Loan B, 4.0%, 3/12/2018	12,098,242	11,221,119
Nuveen Investments, Inc.:
First Lien Term Loan, 3.246%, 11/13/2014	5,368,741	4,997,412
Term Loan, 5.746%, 5/12/2017	13,454,607	12,647,398
Springleaf Finance Corp., Term Loan, 5.5%, 5/10/2017	22,000,000	20,487,500
UPC Financing Partnership, Term Loan X, 3.688%, 12/29/2017	3,000,000	2,776,245

		163,752,721
Health Care 5.2%
Alkermes, Inc., Term Loan B, 5.6%, 7/7/2017	5,000,000	4,800,000
AMN Healthcare, Inc., Term Loan B, 7.25%, 6/23/2015	4,215,625	4,025,922
Aptalis Pharma, Inc., Term Loan B, 5.5%, 2/10/2017	23,914,912	21,786,485
Bausch & Lomb, Inc.:
Term Delay Draw, 3.471%, 4/24/2015	2,164,042	2,041,644
Term Loan, 3.496%, 4/24/2015	8,891,382	8,388,485
CareStream Health, Inc., Term Loan B, 5.0%, 2/25/2017	21,945,000	18,057,553
Community Health Systems, Inc.:
Term Delay Draw, 2.569%, 7/25/2014	113,984	106,311
Term Loan, 2.569%, 7/25/2014	2,212,560	2,063,610
Term Loan B, 3.819%, 1/25/2017	1,608,061	1,478,411
DaVita, Inc., Term Loan B, 4.5%, 10/20/2016	3,482,500	3,396,169
Drumm Investors LLC, Term Loan, 5.0%, 5/4/2018	13,500,000	12,116,250
Education Management LLC, Term Loan C2, 4.25%, 6/1/2016	14,774,453	12,936,881
Grifols, Inc., Term Loan B, 6.0%, 6/1/2017	3,000,000	2,946,000
HCA, Inc.:
Term Loan B, 2.496%, 11/18/2013	748,102	727,529
Term Loan B2, 3.496%, 3/31/2017	1,794,097	1,697,664
Health Management Associates, Inc., Term Loan B, 1.996%, 2/28/2014	2,871,238	2,703,457
IMS Health, Inc., Term Loan B, 4.5%, 8/25/2017	2,468,777	2,384,432
MedAssets, Inc., Term Loan, 5.25%, 11/16/2016	2,748,780	2,622,803
Mylan Laboratories, Inc., Term Loan B, 3.5%, 10/2/2014	195,618	195,465
RPI Finance Trust, Term Loan 2, 4.0%, 5/9/2018	1,000,000	973,750
Sun Healthcare Group, Inc., Term Loan B, 7.5%, 10/15/2016	966,667	886,922
Surgical Care Affiliates, Inc., Term Loan, 4.246%, 12/29/2017	2,984,456	2,686,010
Universal Health Services, Inc., Term Loan B, 4.0%, 11/15/2016	916,875	877,339

		109,899,092
Industrials 14.5%
Acosta, Inc., Term Loan, 4.75%, 3/1/2018	9,975,000	9,488,769
Advantage Sales & Marketing, Inc.:
Term Loan B, 5.25%, 12/18/2017	4,477,500	4,235,715
Second Lien Term Loan, 9.25%, 6/18/2018	15,710,000	15,042,325
Allegiant Travel Co., Term Loan B, 5.75%, 3/10/2017	4,082,500	3,960,025
Alliance Laundry Systems LLC, Term Loan B, 6.25%, 9/30/2016	1,866,667	1,813,775
API Technologies Corp., Term Loan B, 7.75%, 6/16/2016	5,000,000	4,687,500
Armstrong World Industries, Inc., Term Loan B, 4.0%, 3/9/2018	3,865,313	3,647,889
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	8,977,500	8,034,862
Carlson Wagonlit, Horizon Term Loan, 4.003%, 8/3/2014	8,720,788	8,241,144
CEVA Group PLC:
Letter of Credit, 3.246%, 11/4/2013	762,285	739,416
Term Loan, 3.253%, 11/4/2013	1,237,715	1,200,583
Letter of Credit, 5.246%, 8/31/2016	1,774,152	1,629,266
Term Loan B, 5.253%, 8/31/2016	7,880,972	7,237,373
Term Loan B, 5.253%, 8/31/2016	2,029,891	1,864,120
ClientLogic Corp., Term Loan, 6.996%, 1/30/2017	16,325,797	15,672,765
Coach America Holdings, Inc.:
Letter of Credit, 5.896%, 4/20/2014	620,871	464,411
First Lien Term Loan, 7.25%, 4/18/2014	2,889,977	2,161,703
CPI International, Inc., Term Loan B, 5.0%, 2/9/2017	4,083,490	3,899,733
Delta Air Lines, Inc.:
Term Loan B, 4.25%, 3/7/2016	4,987,500	4,582,266
Term Loan B, 5.5%, 4/20/2017	7,000,000	6,504,190
DynCorp International LLC, Term Loan B, 6.25%, 7/5/2016	8,167,453	7,815,232
Freescale Semiconductor, Inc., Term Loan B, 4.438%, 12/1/2016	23,500,000	21,482,995
Getty Images, Inc., Term Loan, 5.25%, 11/7/2016	1,860,296	1,834,717
Goodman Global Holdings, Inc.:
First Lien Term Loan, 5.75%, 10/28/2016	15,343,997	15,160,407
Second Lien Term Loan, 9.0%, 10/30/2017	2,500,000	2,528,125
HD Supply, Inc., Term Loan, 3.46%, 6/1/2014	18,000,000	17,640,000
Interactive Data Corp., Term Loan B, 4.5%, 2/12/2018	14,962,500	14,242,504
Language Line LLC:
Term Loan B, 6.25%, 6/20/2016	10,638,836	10,124,608
Second Lien Term Loan, 10.5%, 12/20/2016	5,000,000	4,862,500
NEP II, Inc., Term Loan B2, 3.496%, 2/16/2017	3,829,112	3,551,501
Orbitz Worldwide, Inc., Term Loan, 3.323%, 7/25/2014	14,533,457	12,862,110
Ozburn-Hessey Holding Co., LLC, Term Loan B, 7.5%, 4/8/2016	740,625	677,672
Sabre, Inc., Term Loan B, 2.221%, 9/30/2014	15,309,116	13,188,191
Swift Transportation Co., Inc., Term Loan B, 6.0%, 12/21/2016	16,206,956	15,545,144
Synagro Technologies, Inc., Term Loan B, 2.21%, 4/2/2014	9,988,926	8,806,886
United Airlines, Inc., Term Loan B, 2.25%, 2/3/2014	14,714,471	13,603,528
US Airways Group, Inc., Term Loan, 2.721%, 3/21/2014	21,250,000	18,001,725
US Security Holdings, Inc., Term Loan, 6.0%, 7/28/2017	1,674,000	1,623,780
Waste Industries USA, Inc., Term loan B, 4.75%, 3/17/2017	7,975,000	7,496,500
West Corp.:
Term Loan B5, 4.496%, 7/15/2016	4,933,438	4,713,900
Term Loan B4, 4.503%, 7/15/2016	986,168	942,284
WireCo WorldGroup, Inc., Term Loan, 5.0%, 2/10/2014	734,066	728,102

		302,540,241
Information Technology 8.1%
Allen Systems Group, Inc., Term Loan B, 6.5%, 11/20/2015	2,907,841	2,886,033
Aspect Software, Inc., Term Loan B, 6.25%, 5/6/2016	17,219,950	16,502,481
Attachmate Corp.:
Term Loan B, 6.5%, 4/27/2017	15,725,000	15,135,312
Second Lien Term Loan, 9.5%, 5/19/2017	1,000,000	950,000
Avaya, Inc.:
Term Loan, 3.064%, 10/24/2014	6,585,950	5,902,658
Term Loan B3, 4.814%, 10/26/2017	18,216,197	15,822,042
AVG Technologies, Inc., Term Loan, 7.5%, 3/11/2016	3,000,000	2,790,000
Bentley Systems, Inc., Term Loan B, 5.75%, 2/10/2017	2,477,500	2,390,788
CommScope, Inc., Term Loan B, 5.0%, 1/14/2018	9,975,000	9,632,109
DG FastChannel, Inc., Term Loan B, 5.75%, 7/26/2018	7,000,000	6,825,000
Fifth Third Processing Solutions LLC, Term Loan B1, 4.5%, 11/3/2016	4,977,525	4,825,113
First Data Corp.:
Term Loan B1, 2.967%, 9/24/2014	395,591	349,769
Term Loan B2, 2.967%, 9/24/2014	3,538,003	3,126,710
Term Loan B3, 2.967%, 9/24/2014	172,113	152,105
Term Loan B, 4.217%, 3/23/2018	21,121,072	17,797,883
Flextronics International Ltd.:
Term Delay Draw A-3, 2.438%, 10/1/2014	904,865	861,323
Term Loan A, 2.438%, 10/1/2014	1,913,343	1,821,272
Term Delay Draw A-1A, 2.471%, 10/1/2014	998,449	950,404
Term Delay Draw A-2, 2.471%, 10/1/2014	225,511	214,660
Global Cash Access LLC, Term Loan B, 7.0%, 3/1/2016	1,714,286	1,682,854
Intersil Corp., Term Loan, 4.75%, 4/27/2016	1,181,950	1,143,241
iPayment, Inc., Term Loan B, 5.75%, 5/8/2017	9,105,472	8,707,107
Microsemi Corp., Term Loan B, 4.0%, 11/2/2017	2,000,000	1,923,340
NXP BV, Term Loan, 4.5%, 3/3/2017	10,482,500	9,879,756
Pegasus Solutions, Inc., Term Loan B, 7.75%, 4/17/2013	3,703,537	3,597,061
RedPrairie Corp., Term Loan B, 6.0%, 3/24/2016	12,413,012	11,482,036
Sensus USA, Inc.:
First Lien Term Loan, 4.75%, 5/9/2017	2,992,500	2,895,244
Second Lien Term Loan, 8.5%, 5/9/2018	3,500,000	3,403,750
SI Organization, Inc., Term Loan B, 4.5%, 11/22/2016	2,486,228	2,262,468
SkillSoft Corp., Term Loan B, 6.5%, 5/26/2017	4,539,818	4,411,182
Spansion LLC, Term Loan, 4.75%, 2/9/2015	3,333,452	3,214,015
SunGard Data Systems, Inc.:
Term Loan A, 1.956%, 2/28/2014	35,712	33,927
Term Loan B, 3.842%, 2/26/2016	1,885,559	1,795,995
SymphonyIRI Group, Inc., Term Loan B, 5.0%, 12/1/2017	5,750,000	5,515,227

		170,882,865
Materials 7.5%
American Rock Salt Holdings LLC, Term Loan, 5.5%, 4/25/2017	2,992,500	2,884,022
Berry Plastic Corp., Term Loan C, 2.208%, 4/3/2015	2,984,416	2,674,096
Chemtura, Term Loan B, 5.5%, 8/27/2016	3,315,000	3,262,507
CPG International, Inc., Term Loan B, 6.0%, 2/18/2017	24,792,978	23,305,400
Earthbound Holdings III LLC, Term Loan B, 5.5%, 12/21/2016	2,675,586	2,608,696
Exopack LLC, Term Loan, 6.5%, 5/26/2017	15,500,000	14,725,000
Fairmount Minerals Ltd., Term Loan B, 5.25%, 3/15/2017	10,460,000	9,976,277
Georgia-Pacific Corp., Term Loan B, 2.323%, 12/21/2012	264,203	263,172
Graphic Packaging International, Inc., Term Loan C, 2.996%, 5/16/2014	492,284	477,934
Houghton International, Inc., Term Loan B, 6.75%, 1/29/2016	997,489	987,514
Huntsman International LLC, Term Loan C, 2.469%, 6/30/2016	1,281,862	1,198,541
Ineos US Finance LLC:
Term Loan B2, 7.501%, 12/16/2013	1,487,701	1,501,834
Term Loan C2, 8.001%, 12/16/2014	1,488,615	1,510,200
JMC Steel Group, Inc., Term Loan, 4.75%, 4/3/2017	2,992,500	2,832,596
Momentive Performance Materials, Inc., Term Loan B, 3.75%, 5/5/2015	16,378,035	14,714,682
Momentive Specialty Chemicals, Inc.:
Term Loan C1, 2.5%, 5/6/2013	976,829	916,593
Term Loan C2, 2.5%, 5/6/2013	438,086	411,072
Nexeo Solutions LLC, Term Loan B, 5.0%, 9/8/2017	14,264,250	13,241,931
Nusil Technology LLC, Term Loan, 5.25%, 4/7/2017	9,694,915	9,258,644
Pelican Products, Inc., Term Loan B, 5.0%, 3/7/2017	8,325,561	7,982,132
Reynolds Group Holdings, Inc.:
Term Loan B, 6.5%, 2/9/2018	16,957,500	16,313,115
Term Loan C, 6.5%, 8/9/2018	2,400,000	2,311,512
Styron S.A.R.L LLC, Term Loan B, 6.0%, 8/2/2017	9,962,469	9,223,602
Univar, Inc., Term Loan B, 5.0%, 6/30/2017	6,969,987	6,482,088
Walter Energy, Inc., Term Loan B, 4.0%, 4/2/2018	8,977,500	8,629,622

		157,692,782
Telecommunication Services 3.4%
Alaska Communications Systems Holdings, Inc., Term Loan B, 5.5%, 10/21/2016	14,399,217	13,715,255
Intelsat (Bermuda) Ltd., Term Loan, 2.75%, 2/1/2014	2,500,000	2,250,000
Intelsat Jackson Holdings Ltd., Term Loan, 3.246%, 2/2/2014	18,335,704	16,738,939
Intelsat Jackson Holdings SA, Term Loan B, 5.25%, 4/2/2018	18,750	18,070
MetroPCS Wireless, Inc.:
Term Loan B3, 4.0%, 3/16/2018	2,992,494	2,820,440
Term Loan B, 4.071%, 11/4/2016	4,045,106	3,804,928
Mobilitie Investments II LLC, Term Loan B, 5.5%, 6/15/2017	5,500,000	5,335,000
Savers, Inc., Term Loan B, 4.25%, 3/3/2017	3,491,250	3,390,877
Securus Technologies Holdings, Inc., Term Loan, 6.25%, 5/31/2017	2,075,000	2,015,344
Sorenson Communications, Inc., Term Loan C, 6.0%, 8/16/2013	7,601,207	6,962,212
Telesat Canada:
Term Loan I, 3.23%, 10/31/2014	10,043,261	9,596,034
Term Loan II, 3.23%, 10/31/2014	862,698	824,282
TowerCo Finance LLC, Term Loan B, 5.25%, 2/2/2017	2,985,000	2,890,480

		70,361,861
Utilities 2.4%
Calpine Corp., Term Loan, 4.5%, 4/2/2018	9,000,000	8,350,740
Equipower Resources Holdings LLC, Term Loan B, 5.75%, 1/26/2018	11,048,483	10,668,692
Great Point Power, Term Delay Draw, 5.25%, 3/10/2017	1,614,560	1,549,978
MEG Energy Corp., Term Loan B, 4.0%, 3/16/2018	2,000,000	1,926,250
Star West Generation LLC, Term Loan B, 6.0%, 5/14/2018	17,346,154	16,717,356
Terra-Gen Power LLC, Term Loan B, 6.5%, 6/20/2018	7,000,000	6,720,000
Texas Competitive Electric Holdings Co., LLC:
Term Loan, 3.706%, 10/10/2014	1,922,778	1,470,925
Term Loan, 4.772%, 10/10/2017	4,882,111	3,610,150

		51,014,091

Total Loan Participations and Assignments (Cost $1,993,554,780)		1,892,696,606
Corporate Bonds 5.5%
Consumer Discretionary 1.4%
Avis Budget Car Rental LLC, 2.786% ***, 5/15/2014	24,219,000	22,281,480
Seminole Hard Rock Entertainment, Inc., 144A, 2.747% ***, 3/15/2014	2,790,000	2,511,000
Travelport LLC, 4.879% ***, 9/1/2014	6,000,000	4,575,000

		29,367,480
Financials 1.7%
Ally Financial, Inc., 2.454% ***, 12/1/2014	20,000,000	18,742,140
Hexion US Finance Corp., 4.786% ***, 11/15/2014	19,000,000	16,435,000

		35,177,140
Industrials 1.2%
ARAMARK Corp., 3.754% ***, 2/1/2015	11,000,000	10,450,000
Continental Airlines, Inc., "B", Series 2006-1, 3.378% ***, 6/2/2013	3,320,301	3,161,302
JetBlue Airways Spare Parts Pass Through Trust, Series B-1, 144A, 3.121% ***, 1/2/2014	6,000,000	5,775,635
KAR Auction Services, Inc., 4.254% ***, 5/1/2014	5,463,000	5,299,110

		24,686,047
Information Technology 0.1%
Freescale Semiconductor, Inc., 4.122% ***, 12/15/2014	2,000,000	1,900,000
Materials 1.1%
Berry Plastics Corp., 4.999% ***, 2/15/2015	20,941,000	19,684,540
Lyondell Chemical Co., 11.0%, 5/1/2018	268,013	299,169
Noranda Aluminum Acquisition Corp., 4.417% ***, 5/15/2015 (PIK)	5,000,000	4,612,500

		24,596,209

Total Corporate Bonds (Cost $121,889,162)		115,726,876
Asset-Backed 0.3%
Miscellaneous
Fairway Loan Funding Co., "B2L", Series 2006-1A, 4.05% ***, 10/17/2018	7,000,000	4,880,190
NYLIM Flatiron CLO Ltd., "D", Series 2005-1A, 144A, 2.075% ***, 8/10/2017	3,000,000	2,322,420

Total Asset-Backed (Cost $8,467,500)		7,202,610

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary
Buffets Restaurants Holdings, Inc.*	14,489	36,223
SuperMedia, Inc.*	1,793	3,801

Total Common Stocks (Cost $62,755)		40,024

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,123,974,197) †	95.9	2,015,666,116
Other Assets and Liabilities, Net	4.1	85,859,118

Net Assets	100.0	2,101,525,234

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents senior loan that is in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Tribune Co.*	LIBOR Plus 3.0%	6/4/2014	987,500	USD	964,047	596,613

* Non-income producing security. In the case of a senior loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment.  As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report.  Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major US bank or LIBOR.  Senior loans may include LIBOR floors, which is a minimum rate of interest paid by the borrower.  Senior loans are shown at their current rate as of August 31, 2011.

***
Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2011.

†
The cost for federal income tax purposes was $2,124,181,451.  At August 31, 2011, net unrealized depreciation for all securities based on tax cost was $108,515,335.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $970,675 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $109,486,010.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
Prime Rate: Interest rate charged by banks to their most credit worthy customers.
At August 31, 2011, the Fund had unfunded loan commitments of $2,322,783, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Depreciation ($)
Delta Air Lines, Inc., Term Loan, 3/28/2013	2,000,000	1,875,000	(125,000)
US Security Holdings, Inc., Delayed Draw Term Loan, 7/28/2017	322,783	316,220	(6,563)
Total unrealized depreciation			(131,563)

At August 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

Federal Republic of Germany Euro-Bund	EUR	9/8/2011	676	130,667,801	8,624,833
United Kingdom Long Gilt Bond	GBP	12/28/2011	612	125,642,851	(661,463)
Total net unrealized appreciation					7,963,370

At August 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	9/15/2011	259	31,298,333	(1,044,151)
10 Year Canadian Government Bond	CAD	12/19/2011	228	30,152,435	110,892
10 Year Japanese Government Bond	JPY	9/8/2011	9	16,738,801	(51,861)
10 Year US Treasury Note	USD	12/20/2011	752	97,031,500	(289,713)
2 Year US Treasury Note	USD	12/30/2011	369	81,364,500	(46,863)
Federal Republic of Germany Euro-Schatz	EUR	9/8/2011	1,226	192,564,154	(3,457,569)
Total net unrealized depreciation					(4,779,265)

As of August 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	43,953,733	NOK	236,170,000	9/20/2011	141,027	UBS AG
USD	5,052,645	EUR	3,510,000	9/20/2011	2,371	UBS AG
USD	1,008,452	NZD	1,220,000	9/20/2011	33,290	UBS AG
USD	2,882,878	AUD	2,770,000	9/20/2011	74,510	UBS AG
USD	1,456,900	CAD	1,440,000	9/20/2011	14,389	UBS AG
JPY	511,210,000	USD	6,688,691	9/20/2011	6,146	UBS AG
CHF	17,880,000	USD	22,642,226	9/20/2011	384,667	UBS AG
EUR	24,960,000	USD	36,147,147	9/20/2011	200,363	UBS AG
GBP	40,000	USD	66,302	9/20/2011	1,247	UBS AG
Total unrealized appreciation					858,010

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	529,994	GBP	320,000	9/20/2011	(9,554)	UBS AG
USD	17,106,660	SEK	108,130,000	9/20/2011	(23,297)	UBS AG
USD	939,368	JPY	71,810,000	9/20/2011	(667)	UBS AG
USD	3,193,384	CHF	2,510,000	9/20/2011	(68,861)	UBS AG
AUD	19,710,000	USD	20,777,592	9/20/2011	(265,767)	UBS AG
NZD	8,700,000	USD	7,302,345	9/20/2011	(126,468)	UBS AG
CAD	10,230,000	USD	10,446,664	9/20/2011	(5,620)	UBS AG
SEK	15,190,000	USD	2,372,993	9/20/2011	(26,862)	UBS AG
NOK	33,170,000	USD	6,070,200	9/20/2011	(122,895)	UBS AG
Total unrealized depreciation					(649,991)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(a)
Loan Participations and Assignments	$—	$1,892,696,606	$—	$1,892,696,606
Corporate Bonds	—	115,726,876	—	115,726,876
Asset-Backed	—	7,202,610	—	7,202,610
Common Stocks	40,024	—	—	40,024
Derivatives(b)	8,735,725	858,010	—	9,593,735
Total	$8,775,749	$2,016,484,102	$—	$2,025,259,851
Liabilities
Unfunded Loan Commitments	$—	$(131,563)	$—	$(131,563)
Derivatives(b)	(5,551,620)	(649,991)	—	(6,201,611)
Total	$(5,551,620)	$(781,554)	$—	$(6,333,174)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2011.
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$—	$208,019
Interest Rate Contracts	$3,184,105	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Fund (formerly DWS Floating Rate Plus Fund), a series of DWS Portfolio Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2011